Benefit Plans, Stock Based Compensation Plans - Equity Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2019
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 15	$ 5	$ 173
Stock Options [Member]
Summary of Changes in Stock Option Awards [Roll Forward]
Beginning balance (in shares)	519,091
New options awarded (in shares)	0
Expired options (in shares)	0
Options forfeited (in shares)	0
Exercised options (in shares)	0	(30,000)	(177,000)
Ending balance (in shares)	519,091	519,091
Stock Option Awards, Exercisable [Roll Forward]
Ending balance (in shares)	519,091
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share)	$ 6.67
New options awarded (in dollars per share)	0
Expired options (in dollars per share)	0
Options forfeited (in dollars per share)	0
Exercised options (in dollars per share)	0
Ending balance (in dollars per share)	$ 6.67	$ 6.67
Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding	3 years 6 months
Exercisable options, weighted average exercise price (in dollars per share)	$ 6.67
Weighted average remaining contractual life, exercisable outstanding	3 years 6 months
Intrinsic value of outstanding stock options	$ 138
Intrinsic value of vested stock options	$ 138
New options granted (in shares)	0	0	0
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 15	$ 5	$ 173
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)				2,000,000
2010 Directors Stock Option Plan [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	10 years
Award vesting period	5 years
2019 Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	1,200,000			2,000,000
Exercise price as percentage of fair value	100.00%
Shareholding percentage for grant of stock options	10.00%
Option price as percentage of fair value	110.00%